Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000206014
Shareholder Report [Line Items]
Fund Name	Mesirow Enhanced Core Plus Fund
Class Name	Institutional Shares
Trading Symbol	MFBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Mesirow Enhanced Core Plus Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mesirow.com/mutual-funds. You can also request this information by contacting us at 1-833-MESIROW (833-637-4769).
Additional Information Phone Number	1-833-MESIROW (833-637-4769)
Additional Information Website	https://www.mesirow.com/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow Enhanced Core Plus Fund, Institutional Shares	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mesirow Enhanced Core Plus Fund, Institutional Shares - $106706	Bloomberg U.S. Aggregate Bond Index (USD) - $101504
Oct/19	$100000	$100000
Sep/20	$105382	$106806
Sep/21	$107921	$105850
Sep/22	$91697	$90396
Sep/23	$95140	$90979
Sep/24	$106706	$101504

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Mesirow Enhanced Core Plus Fund, Institutional Shares	12.16%	1.31%
Bloomberg U.S. Aggregate Bond Index (USD)	11.57%	0.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 14,914,404
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	231.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.1%
Real Estate	0.9%
Communication Services	1.0%
Consumer Staples	1.9%
Materials	3.0%
Information Technology	3.1%
Municipal Bonds	3.4%
Energy	3.8%
Industrials	4.8%
Consumer Discretionary	4.9%
Health Care	5.5%
Utilities	5.5%
Financials	9.2%
Asset-Backed Securities	11.8%
Mortgage-Backed Securities	17.7%
U.S. Treasury Obligations	22.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-833-MESIROW (833-637-4769)
Updated Prospectus Web Address	https://www.mesirow.com/mutual-funds
C000206013
Shareholder Report [Line Items]
Fund Name	Mesirow Enhanced Core Plus Fund
Class Name	Investor Shares
Trading Symbol	MFBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the Mesirow Enhanced Core Plus Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mesirow.com/mutual-funds. You can also request this information by contacting us at 1-833-MESIROW (833-637-4769).
Additional Information Phone Number	1-833-MESIROW (833-637-4769)
Additional Information Website	https://www.mesirow.com/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow Enhanced Core Plus Fund, Investor Shares	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mesirow Enhanced Core Plus Fund, Investor Shares - $10541	Bloomberg U.S. Aggregate Bond Index (USD) - $10150
Oct/19	$10000	$10000
Sep/20	$10508	$10681
Sep/21	$10748	$10585
Sep/22	$9109	$9040
Sep/23	$9419	$9098
Sep/24	$10541	$10150

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Mesirow Enhanced Core Plus Fund, Investor Shares	11.91%	1.06%
Bloomberg U.S. Aggregate Bond Index (USD)	11.57%	0.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 14,914,404
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	231.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.1%
Real Estate	0.9%
Communication Services	1.0%
Consumer Staples	1.9%
Materials	3.0%
Information Technology	3.1%
Municipal Bonds	3.4%
Energy	3.8%
Industrials	4.8%
Consumer Discretionary	4.9%
Health Care	5.5%
Utilities	5.5%
Financials	9.2%
Asset-Backed Securities	11.8%
Mortgage-Backed Securities	17.7%
U.S. Treasury Obligations	22.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-833-MESIROW (833-637-4769)
Updated Prospectus Web Address	https://www.mesirow.com/mutual-funds
C000206016
Shareholder Report [Line Items]
Fund Name	Mesirow High Yield Fund
Class Name	Institutional Shares
Trading Symbol	MFHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Mesirow High Yield Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mesirow.com/mutual-funds. You can also request this information by contacting us at 1-833-MESIROW (833-637-4769).
Additional Information Phone Number	1-833-MESIROW (833-637-4769)
Additional Information Website	https://www.mesirow.com/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow High Yield Fund, Institutional Shares	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mesirow High Yield Fund, Institutional Shares - $1432777	Bloomberg U.S. Aggregate Bond Index (USD)* - $1121606	Bloomberg US Corporate High Yield Bond Index (USD) - $1366900
Dec/18	$1000000	$1000000	$1000000
Sep/19	$1075270	$1103143	$1085550
Sep/20	$1081209	$1180196	$1120877
Sep/21	$1288740	$1169632	$1247279
Sep/22	$1142774	$998870	$1070928
Sep/23	$1258987	$1005307	$1180981
Sep/24	$1432777	$1121606	$1366900

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Mesirow High Yield Fund, Institutional Shares	13.80%	5.91%	6.36%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.99%
Bloomberg US Corporate High Yield Bond Index (USD)	15.74%	4.72%	5.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 144,552,038
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 248,186
InvestmentCompanyPortfolioTurnover	100.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Health Care	1.8%
Utilities	3.0%
Communication Services	3.7%
Financials	6.0%
Information Technology	8.4%
Consumer Discretionary	13.7%
Materials	17.8%
Energy	18.0%
Industrials	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-833-MESIROW (833-637-4769)
Updated Prospectus Web Address	https://www.mesirow.com/mutual-funds
C000206015
Shareholder Report [Line Items]
Fund Name	Mesirow High Yield Fund
Class Name	Investor Shares
Trading Symbol	MFHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the Mesirow High Yield Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mesirow.com/mutual-funds. You can also request this information by contacting us at 1-833-MESIROW (833-637-4769).
Additional Information Phone Number	1-833-MESIROW (833-637-4769)
Additional Information Website	https://www.mesirow.com/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow High Yield Fund, Investor Shares	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mesirow High Yield Fund, Investor Shares - $14114	Bloomberg U.S. Aggregate Bond Index (USD)* - $11216	Bloomberg US Corporate High Yield Bond Index (USD) - $13669
Dec/18	$10000	$10000	$10000
Sep/19	$10751	$11031	$10856
Sep/20	$10762	$11802	$11209
Sep/21	$12801	$11696	$12473
Sep/22	$11321	$9989	$10709
Sep/23	$12444	$10053	$11810
Sep/24	$14114	$11216	$13669

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Mesirow High Yield Fund, Investor Shares	13.43%	5.59%	6.09%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.99%
Bloomberg US Corporate High Yield Bond Index (USD)	15.74%	4.72%	5.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 144,552,038
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 248,186
InvestmentCompanyPortfolioTurnover	100.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Health Care	1.8%
Utilities	3.0%
Communication Services	3.7%
Financials	6.0%
Information Technology	8.4%
Consumer Discretionary	13.7%
Materials	17.8%
Energy	18.0%
Industrials	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-833-MESIROW (833-637-4769)
Updated Prospectus Web Address	https://www.mesirow.com/mutual-funds
C000206017
Shareholder Report [Line Items]
Fund Name	Mesirow Small Company Fund
Class Name	Institutional Shares
Trading Symbol	MSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Mesirow Small Company Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mesirow.com/mutual-funds. You can also request this information by contacting us at 1-833-MESIROW (833-637-4796).
Additional Information Phone Number	1-833-MESIROW (833-637-4796)
Additional Information Website	https://www.mesirow.com/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow Small Company Fund, Institutional Shares	$111	0.98%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mesirow Small Company Fund, Institutional Shares - $201717	Russell 3000 ™ Index (USD)* - $244471	Russell 2000 Index (USD) - $178886
Dec/18	$100000	$100000	$100000
Sep/19	$111446	$120164	$114225
Sep/20	$97503	$138190	$114671
Sep/21	$152272	$182239	$169343
Sep/22	$140989	$150115	$129551
Sep/23	$160109	$180830	$141120
Sep/24	$201717	$244471	$178886

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Mesirow Small Company Fund, Institutional Shares	25.99%	12.60%	12.89%
Russell 3000 ™ Index (USD)*	35.19%	15.26%	16.71%
Russell 2000 Index (USD)	26.76%	9.39%	10.57%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 32,761,048
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	92.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Communication Services	1.1%
Utilities	1.2%
Exchange Traded Fund	1.5%
Energy	4.1%
Real Estate	5.1%
Consumer Staples	6.9%
Consumer Discretionary	8.2%
Materials	8.3%
Information Technology	10.0%
Financials	14.4%
Industrials	16.7%
Health Care	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-833-MESIROW (833-637-4796)
Updated Prospectus Web Address	https://www.mesirow.com/mutual-funds
C000206018
Shareholder Report [Line Items]
Fund Name	Mesirow Small Company Fund
Class Name	Investor Shares
Trading Symbol	MSVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the Mesirow Small Company Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mesirow.com/mutual-funds. You can also request this information by contacting us at 1-833-MESIROW (833-637-4796).
Additional Information Phone Number	1-833-MESIROW (833-637-4796)
Additional Information Website	https://www.mesirow.com/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow Small Company Fund, Investor Shares	$139	1.23%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mesirow Small Company Fund, Investor Shares - $20087	Russell 3000 ™ Index (USD)* - $24447	Russell 2000 Index (USD) - $17889
Dec/18	$10000	$10000	$10000
Sep/19	$11145	$12016	$11422
Sep/20	$9772	$13819	$11467
Sep/21	$15259	$18224	$16934
Sep/22	$14093	$15011	$12955
Sep/23	$15978	$18083	$14112
Sep/24	$20087	$24447	$17889

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Mesirow Small Company Fund, Investor Shares	25.71%	12.50%	12.81%
Russell 3000 ™ Index (USD)*	35.19%	15.26%	16.71%
Russell 2000 Index (USD)	26.76%	9.39%	10.57%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 32,761,048
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	92.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Communication Services	1.1%
Utilities	1.2%
Exchange Traded Fund	1.5%
Energy	4.1%
Real Estate	5.1%
Consumer Staples	6.9%
Consumer Discretionary	8.2%
Materials	8.3%
Information Technology	10.0%
Financials	14.4%
Industrials	16.7%
Health Care	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-833-MESIROW (833-637-4796)
Updated Prospectus Web Address	https://www.mesirow.com/mutual-funds